Derivative Financial Instruments and Risk Management Policies - Sensitivity Analysis Due to Fluctuations in Interest Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Change in interest rate
Increase in interest rate	1.00%
Decrease in interest rate	1.00%
Impact on consolidated income statement
Decrease in consolidated income	€ (41)
Increase in consolidated income	41
Impact on consolidated equity
Decrease in consolidated equity	533
Increase in consolidated equity	€ (533)